ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
Directors’ fees	$ 21	$ 54
Manufacturing and trials expenses	1,731	1,710
Advisors and legal expenses	79	140
ACCURUED EXPENSES	$ 1,831	$ 1,904